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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/12

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCFF Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-06135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    11/09/12

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $120,419
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             SCFF MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                   9/30/2012

COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------         -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                             VOTING AUTHORITY
                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER   TITLE OF CLASS  CUSIP    (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------   -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
AMAZON.COM INC       COMMON     023135106  20,100      79,034 SH          SOLE                79,034
CAFEPRESS INC        COMMON     12769A103   9,444   1,036,709 SH          SOLE             1,036,709
GREEN DOT CORP.  CLASS A COMMON 39304D102  34,583   2,827,749 SH          SOLE             2,827,749
INFOBLOX INC.        COMMON     45672H104  47,579   2,046,413 SH          SOLE             2,046,413
SABA SOFTWARE        COMMON     784932600   8,712     872,092 SH          SOLE               872,092